Share capital and share-based compensation - Schedule of Assumptions (Details) - yr	3 Months Ended	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Expected life of options		6
Expected dividend yield		0.00%
Expected forfeiture rate		0.00%
Minimum
Disclosure of classes of share capital [line items]
Risk free interest rate		1.44%
Expected stock price volatility	65.00%
Maximum
Disclosure of classes of share capital [line items]
Risk free interest rate		1.83%
Expected stock price volatility	70.00%